Quarterly Financial Data (Unaudited) Quarterly Financial Data (Unaudited) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Mar. 01, 2015	Nov. 30, 2014		Aug. 24, 2014	May 25, 2014	Feb. 23, 2014	Nov. 24, 2013	Aug. 25, 2013	May 26, 2013	Feb. 24, 2013	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Quarterly Financial Data [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	$ 58,105	$ (1,037)	[1]	$ 72,336	$ 16,545	$ 66,010	$ 25,492	$ 76,522	$ 65,349	$ 155,250	$ 153,854	$ 322,613	$ 195,881
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	38,283	(6,103)	[1]	49,800	10,989	49,623	16,607	56,445	48,209	106,875	104,309	228,136	140,959
Duty accruals adjustment [Member]
Quarterly Financial Data [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest		(4,000)									(1,300)
Out-of-period adjustment [Member]
Quarterly Financial Data [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ (6,000)									$ (6,900)

[1]	Includes certain out-of-period adjustments, which decreased income before income taxes and net income by approximately $4.0 million and $6.0 million, respectively. For additional information see Note 1.